Board of Trustees of
the Two Roads
Shared Trust
and Shareholders of
Conductor Global
Equity Value Fund

In planning and
performing our audit
of the financial
statements of
Conductor Global
Equity Value Fund,
formerly known as
Conductor Global
Fund, (a fund in the
Two Roads Shared
Trust) (the Fund) as
of and for the year
October 31, 2018, in
accordance with the
standards of the
Public Company
Accounting
Oversight Board
(United States), we
considered the
Funds internal
control over financial
reporting, including
controls over
safeguarding
securities, as a basis
for designing audit
procedures for the
purpose of
expressing an opinion
on the financial
statements and to
comply with the
requirements of
Form N-CEN, but
not for the purpose
of expressing an
opinion on the
effectiveness of the
Funds internal
control over financial
reporting.
Accordingly, we
express no such
opinion.

Management of the
Fund is responsible
for establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility,
estimates and
judgments by
management are
required to assess the
expected benefits and
related costs of
controls. A funds
internal control over
financial reporting is
a process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting
and the preparation
of financial
statements for
external purposes in
accordance with
generally accepted
accounting principles.
A funds internal
control over financial
reporting includes
those policies and
procedures that (1)
pertain to the
maintenance of
records that, in
reasonable detail,
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation
of financial
statements in
accordance with
generally accepted
accounting principles,
and that receipts and
expenditures of the
fund are being made
only in accordance
with authorizations
of management and
directors of the fund;
and (3) provide
reasonable assurance
regarding prevention
or timely detection of
unauthorized
acquisition, use, or
disposition of the
funds assets that
could have a material
effect on the financial
statements.

Because of its
inherent limitations,
internal control over
financial reporting
may not prevent or
detect misstatements.
Also projections of
any evaluation of
effectiveness to
future periods are
subject to the risk
that controls may
become inadequate
because of changes in
conditions, or the
degree of compliance
with policies and
procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or employees,
in the normal course of
performing their assigned
functions, to prevent
or detect misstatements
on a timely basis. A
material weakness is a
deficiency, or a combination of
deficiencies, in internal
control over financial
reporting, such that there is
a reasonable possibility that
a material misstatement of the
Funds annual or interim financial
statements will not be prevented
or detected on a timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited purpose
described in the first paragraph
and would not necessarily disclose
all deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted
no deficiencies in the Funds internal
control over financial reporting and
its operation, including controls
over safeguarding securities, which
we consider to be material
weaknesses as defined above as of
October 31, 2018.

This report is intended solely for
the information and use of management
and the Board of Trustees of the
Two Roads Shared Trust and the U.S.
Securities and Exchange Commission,
and is not intended to be and
should not be used by anyone other
than these specified parties.

/s/ GRANT THORNTON LLP


New York, New York
December 31, 2018